Average Annual Total Returns - SFT Index 400 Mid-Cap Fund	May 01, 2021
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	13.66%
5 Years	12.35%
10 Years	11.51%
Class 1
Average Annual Return:
1 Year	13.34%
5 Years	12.01%
10 Years	11.19%
Class 2
Average Annual Return:
1 Year	13.06%
5 Years	11.73%
10 Years	10.92%